Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net earnings (loss)	$ 175,237	$ (139,039)	$ 199,391
Items not involving cash:
Depreciation and amortization	199,938	216,098	204,862
Share-based compensation (note 15)	17,526	6,378	4,528
Amortization of deferred financing fees	11,899	14,181	11,685
Amounts reclassified from other comprehensive loss to interest expense	1,927	3,407	3,319
Unrealized change in fair value of financial instruments	(44,060)	(53,998)	(53,252)
Equity income on investment (note 8)	(5,835)	(188)	(5,107)
Refinancing expenses and recoveries	0	1,677	5,148
Operating leases (note 12)	(22,589)	(19,003)	(9,795)
Vessel impairments	0	285,195	0
Expenses related to customer bankruptcy	0	18,883	0
Loss (gain) on disposals (note 6)	(13,604)	31,876	0
Other income	0	0	(6,600)
Other	6,690	34	7,759
Changes in assets and liabilities:
Accounts receivable	16,584	(21,711)	(323)
Lease receivable	8,141	17,783	21,170
Prepaid expenses	(11,223)	2,108	(15,960)
Other assets and deferred charges	(4,198)	(17,468)	(31,011)
Accounts payable and accrued liabilities	2,270	(8,693)	10,143
Deferred revenue	(7,377)	4,778	(10,085)
Fair value of financial instruments	(8,107)	(31,211)	0
Cash from operating activities	323,219	311,087	335,872
Financing activities:
Preferred shares issued, net of issuance costs (note 13(b))	2,690	541,694	0
Common shares issued, net of issuance costs (note 13(a))	118,966	95,978	0
Draws on credit facilities	0	220,485	534,325
Senior unsecured notes issued (note 10(c))	80,000	0	0
Repayment of credit facilities	(455,005)	(704,291)	(607,174)
Draws on long-term obligations under capital lease	176,254	180,750	150,000
Repayment of long-term obligations under capital lease	(26,198)	(24,733)	(21,691)
Common shares repurchased, including related expenses	0	(8,269)	(13,885)
Preferred shares redeemed, including related expenses	0	(333,074)	0
Preferred shares repurchased, including related expenses	0	0	(12,303)
Senior unsecured notes repurchased, including related expenses	(7,075)	0	0
Financing fees	(8,226)	(12,992)	(17,399)
Dividends on common shares	(61,830)	(148,556)	(105,691)
Dividends on preferred shares	(64,416)	(54,085)	(53,655)
Proceeds from sale-leaseback of vessels	90,753	354,000	542,000
Cash from (used in) financing activities	(154,087)	106,907	394,527
Investing activities:
Expenditures for vessels	(338,518)	(343,552)	(712,663)
Short-term investments	307	3,004	(2,203)
Net proceeds from vessel disposals	37,091	12,078	0
Proceeds from sale of leased vessels	0	20,000	0
Restricted cash	(1)	(201)	0
Loans to affiliate (note 4)	(2,677)	(18,096)	(201,865)
Repayment of loans to affiliate (note 4)	22,325	67,831	200,680
Other assets	(2,384)	(6,677)	(583)
Cash used in investing activities	(283,857)	(265,613)	(716,634)
Increase (decrease) in cash and cash equivalents	(114,725)	152,381	13,765
Cash and cash equivalents, beginning of year	367,901	215,520	201,755
Cash and cash equivalents, end of year	$ 253,176	$ 367,901	$ 215,520